September 3, 2013

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc. (“Registrant”)

  consisting of the following series and classes:

   T. Rowe Price International Growth & Income Fund

   T. Rowe Price International Growth & Income Fund–Advisor Class

   T. Rowe Price International Growth & Income Fund–R Class

 File Nos.: 002-65539/811-2958

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated August 16, 2013. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify potential investors of a possible change to the funds’ investment objective via a shareholder vote.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on August 16, 2013.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman